Fair value measurements - Assets and liabilities measured at fair value on a recurring basis (Detail)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Assets:
Short-term investments	¥ 1,118,547,455	$ 153,240,373	¥ 642,893,540
Liabilities:
Derivative instruments	89,894,630	12,315,514	312,870,238
Fair value, recurring
Assets:
Short-term investments	1,118,547,455	153,240,373	642,893,540
Long-term investments without readily determinable fair value using NAV practical expedient	15,163,357	2,077,371	14,445,946
Liabilities:
Derivative instruments	89,894,630	12,315,514	312,870,238
Active market (Level 1) | Fair value, recurring
Assets:
Short-term investments	1,091,582,140	149,546,140	612,857,046
Observable input (Level 2) | Fair value, recurring
Assets:
Short-term investments	26,965,315	3,694,233	30,036,494
Liabilities:
Derivative instruments	¥ 89,894,630	$ 12,315,514	¥ 312,870,238